Stockholders' Equity, Redeemable Convertible Preferred Stock and Redeemable Non-controlling Interest - Additional Information (Details) $ / shares in Units, $ in Thousands, ¥ in Millions					3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($) D	Feb. 26, 2021 USD ($)	Jun. 09, 2020 USD ($)	Jun. 11, 2011 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2022 USD ($) installment $ / shares shares	Jun. 30, 2022 CNY (¥) installment shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Vote installment $ / shares shares	Dec. 31, 2021 CNY (¥) installment shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) Vote shares	Aug. 12, 2021 USD ($)	Sep. 04, 2020 USD ($)	Apr. 03, 2020 USD ($)
Stockholders Equity [Line Items]
Common stock, shares authorized (in shares) | shares					1,500,000,000					1,500,000,000			1,500,000,000		1,500,000,000		1,500,000,000	1,500,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001					$ 0.001			$ 0.001		$ 0.001
Aggregate offering price		$ 150,000
Proceeds from issuance of stock						$ 53,400							$ 145,500
Commission and transaction fees						$ 1,700							4,500
Purchase price as percent of market price	95.00%			95.00%		95.00%						95.00%
Purchase price as percent of market price, period two	96.00%			96.00%		96.00%						96.00%
Ownership limitation percentage				4.99%
Common stock issuance (in shares) | shares					0
Common stock issuance							$ 53,407								$ 182,498
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 497,272,525 and 344,861,295 shares issued and outstanding as of December 31, 2021 and 2020, respectively					$ 498					$ 498			$ 497		$ 345
Share price calculated as a percentage of market price		3.00%
Common stock issuance for acquisitions, investments, and assets (in shares) | shares													11,300,000	11,300,000		7,400,000
Qingdao Xingyang City Investment | New Energy
Stockholders Equity [Line Items]
Ownership interest													100.00%					100.00%
Common Stock
Stockholders Equity [Line Items]
Shares issued (in shares) | shares						17,600,000							50,400,000	50,400,000
Common stock issuance (in shares) | shares							17,615,534								123,437,386
Common stock issuance							$ 18								$ 123
Common stock issuance for acquisitions, investments, and assets (in shares) | shares						6,733,497	10,181,299			0	0		18,926,413	18,926,413	13,056,055	37,966,908
Qingdao Xingyang City Investment
Stockholders Equity [Line Items]
Aggregate potential investment					$ 28,000					$ 28,000			$ 28,000				¥ 200.0	¥ 200.0
Installments of capital contribution								$ 7,000	¥ 50.0					¥ 50.0
Remaining capital contribution										$ 21,000	¥ 150.0		$ 21,000	¥ 150.0
Number of installments | installment										3	3		3	3
Dividend rate										6.00%	6.00%		6.00%	6.00%
Threshold period for selling										1 year	1 year		1 year	1 year
Threshold period to redeem investment										3 years	3 years		3 years	3 years
Ownership interest													100.00%					100.00%
Qingdao Xingyang City Investment | New Energy | Qingdao Xingyang City Investment
Stockholders Equity [Line Items]
Number of common stock issued (in shares) | shares													56,000,000.0	56,000,000.0
Purchase price													$ 7,900	¥ 56.0
Private placement
Stockholders Equity [Line Items]
Consideration received on transaction	$ 80,400			$ 80,400
Consecutive trading days | D	2
Ownership limitation percentage	4.99%					4.99%						4.99%
Common stock issuance						$ 27,300
Issuance period	36 months			36 months
Threshold consecutive trading days | D	5
Private placement | Common Stock
Stockholders Equity [Line Items]
Common stock issuance (in shares) | shares						10,000,000						10,000,000.0	10,000,000.0	10,000,000.0
Common stock issuance						$ 10						$ 27,300	$ 27,300
Private placement | Cantor Fitzgerald & Co
Stockholders Equity [Line Items]
Shares issued (in shares) | shares													7,900,000	7,900,000
Consideration received on transaction													$ 15,700
Aggregate offering price																			$ 350,000
Percent of gross proceeds													3.00%	3.00%
Purchase price on common stock													$ 400
SEDA | YA II PN, Ltd.
Stockholders Equity [Line Items]
Installments of capital contribution			$ 1,000
Aggregate amount			$ 45,000																		$ 50,000
Period to issue or sell stock			36 months
Deferred offering costs and additional paid in capital													900
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 497,272,525 and 344,861,295 shares issued and outstanding as of December 31, 2021 and 2020, respectively													$ 182,500							$ 150,000
Share price calculated as a percentage of market price													90.00%	90.00%
Percentage of common stock shares held													4.99%	4.99%
Shares issued (in shares) | shares													122,900,000					122,900,000
Convertible preferred stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized (in shares) | shares					50,000,000.0					50,000,000.0			50.0				50,000,000.0	50.0
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001					$ 0.001			$ 0.001
Series A Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares issued (in shares) | shares					7,000,000.0					7,000,000.0			7,000,000.0		7,000,000.0		7,000,000.0	7,000,000.0
Preferred stock, shares outstanding (in shares) | shares													7,000,000		7,000,000			7,000,000
Number of votes entitled | Vote													1					1
Converted shares issued (in shares) | shares					10					10			10				10	10
Distribution amount per share (in dollars per share) | $ / shares					$ 0.50					$ 0.50			$ 0.50